CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Interest and fees on loans	$ 21,216,983	$ 22,562,083
Taxable interest income	1,678,079	2,170,774
Non-taxable interest income	726,594	595,869
Federal Home Loan Bank dividends	6,306
Interest-earning deposits, federal funds sold, and other	99,949	111,992
Total interest and dividend income	23,727,911	25,440,718
Deposits	5,813,221	7,729,676
Federal Home Loan Bank advances	511,987	993,646
Securities sold under agreements to repurchase	11,179	27,060
Subordinated debentures	116,115	185,075
Total interest expense	6,452,502	8,935,457
Net interest income	17,275,409	16,505,261
Provision for loan losses	5,292,000	2,573,000
Net interest income after provision for loan losses	11,983,409	13,932,261
Service fees on deposit accounts	398,730	395,460
Other service charges and fees	338,510	343,993
Loan servicing fees	194,722	203,929
Gain on sale of securities	454,920	663,814
Gain on sale of loans	572,395	554,575
Other	129,461	83,999
[NoninterestIncome]	2,088,738	2,245,770
Compensation and employee benefits	4,918,828	4,699,393
Occupancy expense	1,269,013	1,367,504
Data processing services	643,362	664,073
Director fees	149,150	186,500
Professional fees	550,581	340,155
FDIC insurance premiums	910,468	751,589
Foreclosed asset related expenses	976,130	259,142
Amortization of core deposit intangible	304,000	360,001
Amortization of mortgage servicing rights	178,127	273,499
Other	1,842,378	1,498,218
[NoninterestExpense]	11,742,037	10,400,074
Income before income taxes	2,330,110	5,777,957
Income tax expense	435,082	1,972,085
Net income	1,895,028	3,805,872
Other comprehensive income:
Change in unrealized gains (losses) on securities available for sale, net of reclassifications and taxes	677,407	(1,111,660)
Comprehensive income	$ 2,572,435	$ 2,694,212
Basic and diluted earnings per share	$ 0.24	$ 0.49
Dividends per share	$ 0.24	$ 0.49